Share-based Payments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-based Payments
22.	Share-based Payments

Accounting policy

The Company may grant share-based payments to employees, directors, other service providers or independent contractors. These awards are accounted for as follows:

Equity-settled arrangement

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. The cost of equity-settled transactions is determined by the fair value at the grant date.

The Company did not modify any awards during the years ended December 31, 2016, 2017 and 2018.

Critical accounting estimates and judgments

The fair value of shares options is determined based on the number of shares granted and the quoted price of our common stock, and the fair value of stock options is estimated on the date of grant using the Black-Scholes model. The Company considers many factors when estimating expected forfeitures, including employee level, economic conditions, time remaining to vest, and historical forfeiture experience.

The number of share options has been disclosed giving effect to the stock split of 1.0 for 3.0 occurred immediately prior to the completion of Initial Public Offering on April 18, 2017 (see note 1.2).

Under the Share Plan (the “Plan”) established by the Company, its Board of Directors (the “Board”) may grant up to 1,296,470 share options to key employees, directors and independent contractors. On August 7, 2018, the Board approved the increase of the size of the Company’s share option pool from 956,470 to 1,296,470 of its common shares. The options under the Plan were granted at the discretion of the Board; as such, the Board has full authority to establish terms and conditions of any award consistent with the provisions of the Plan and to waive any such terms and conditions at any time. The Plan was set up for the following purposes: (i) attracting, retaining and motivating its beneficiaries; (ii) adding value to quote-holders; and (iii) encouraging the view of entrepreneurs of the business.

i.	Arrangements previously classified as cash-settled

Each share option granted under the Plan contains a vesting period, during which the participant cannot exercise the option, and are generally subject to the following vesting schedule: over a four-year period, 25% of the total common shares subject to the award will vest at the first anniversary of the vesting commencement date and the remaining common shares subject to the award will vest in equal monthly installments over the 36 months of continuous service thereafter.

The Company held a right of first refusal to repurchase the shares exercised according to the Plan. The Company only had this right of first refusal until it has become public and, after that date, holders of the common shares can trade them in the market.

In addition, the Company had a non-contractual practice of (i) providing its employees whose employment relationship was terminated (whether voluntarily or involuntarily) with a repurchase proposal to buy back its common shares held by such persons at a discount of their fair value and (ii) to provide holders of vested awards that terminate their relationship with the Company (whether voluntarily or involuntarily) with a bonus equivalent to the exercise price of their exercisable option. For the 2018 granted options the Company extinguished these non-contractual practices.

Due to the characteristics of the transaction, these awards had been regarded as a cash-settled plan and the liability was re-measured at each reporting date. The liability previously recognized in these consolidated financial statements took into account the fair value of the Company´s shares, expected forfeitures and the discount the Company has obtained when repurchasing such shares.

Following the completion of Initial Public Offering, the condition of the right of first refusal by the Company of repurchasing the shares exercised is no longer applicable, as prescribed in the Plan.

Therefore, upon completion of Initial Public Offering, the Company reclassified the share-based plan from cash-settled to equity-settled, and the impact was a reduction in non-current liabilities and an increase in Equity (Capital Reserves) of R$13,706.

As the Company will provide holders of vested awards with a bonus equivalent to the exercise price of the options if they decide to exercise the options, the fair value of the awards was estimated based on the fair value of the Company´s shares. As mentioned above, for the 2018 granted options the Company extinguished this practice.

A summary of option activities under the Plan and changes during the years ended December 31, 2016, 2017 and 2018 is set forth in the following table:

Cash-settled arrangements	Number of Units	Weighted Average Exercise Price Per Unit		Weighted Average Remaining Contractual Term (in years)
		USD
Oustanding at January 1, 2016	273,147		19.28	1.1 year
Granted	110,250		8.10
Exercised	(20,022)		8.10
Forfeited, cancelled and expired	(16,608)		8.10

Oustanding at December 31, 2016	346,767	US$	16.91	1.3 year

Granted	—		—
Exercised	—		—
Forfeited, cancelled and expired	(73,710)		43.31
Transfer from cash-settled	(273,057)		(9.59)
arragements on April 12nd

Oustanding at December 31, 2017	—	US$	—	0 year

ii.	Equity-settled arrangements

During the years ended December 31, 2017 and 2018, the Company granted 127,500 and 828,000 share options, respectively, under the Plan with a non-market performance condition.

The Company only had a right of first refusal under the Plan until April 18, 2017 (IPO date), after that date, holders of the common shares can trade them in the market. Therefore, this arrangement has been reclassified to equity-settled.

As the Company provided holders of vested awards with a bonus equivalent to the exercise price of the options, the fair value of the awards was estimated based on the fair value of the Company´s shares.

A summary of option activities under the Plan and changes during the years ended December 31, 2016, 2017 and 2018 is set forth in the following table:

Equity-settled arrangements	Number of Units	Weighted Average Exercise Price Per Unit		Weighted Average Remaining Contractual Term (in years)
		USD
Oustanding at January 1, 2016	—		—
Granted	23,250		8.10
Exercised	—		—
Forfeited, cancelled and expired	—		—

Oustanding at December 31, 2016	23,250	US$	8.10	0.8 year

Granted	127,500		8.10
Exercised	(30,308)		8.10
Forfeited, cancelled and expired	(23,879)		8.10
Transfer from cash-settled arragements on April 12nd	273,057		9.59

Oustanding at December 31, 2017	369,620	US$	9.20	0.7 year

Granted	828,000		4.37
Exercised	0		0
Forfeited, cancelled and expired	(239,436)		9.91

Oustanding at December 31, 2018	958,184	US$	4.85	2.26 years

Vested at December 31, 2017	381,282
Vested at December 31, 2018	296,351

As of December 31, 2017 and 2018, the Company had remaining unrecognized compensation cost of R$6,707 and R$2,083 (US$537), respectively, which is expected to be recognized over a weighted average period of 2.26 year.

The Company recognized compensation expense (income) for both cash and equity-settled arrangements of R$ 930, R$(13,860) and R$7,923 (US$2,045) for years ended December 31, 2016, 2017 and 2018, respectively.

Upon completion of the initial public offering in April 2017, when the Company reclassified the share-based plan from cash-settled to equity-settled, the fair value per common share underlying the Company share options was re-measured to US$18.00 per common share, which was the price of the common shares on the date of its initial public offering. Subsequent to the initial public offering, the cost of equity-settled transactions is determined by the fair value at the grant date (and the Company uses the market price of the publicly traded common shares as an indicator of fair value).

The weighted average fair value of granted options were estimated at US$18.00 and US$5.91 per share at December 31, 2017 and 2018, respectively.